Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 1,848
2020	1,172
2021	395
2022	414
2023 and thereafter	287
Total	$ 4,116